Lease Arrangements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Future minimum revenue expected to be earned
2018	$ 366,903
2019	307,734
2020	285,637
2021	266,553
2022	223,023
2023 and thereafter	288,140
Total future rentals	$ 1,737,990
Term of periodic drydocking and special survey maintenance per vessel	2 years 6 months
Term of periodic drydocking and special survey maintenance per vessel for vessels less than 15 years old	5 years
Minimum
Future minimum revenue expected to be earned
Period of drydocking and special survey maintenance carried out on vessels	10 days
Maximum
Future minimum revenue expected to be earned
Age of vessels for which drydocking and special survey maintenance is carried out every 5 years	15 years
Period of drydocking and special survey maintenance carried out on vessels	15 days